Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following table depicts the components of our accrued expenses as of December 31, 2018 and 2017:

	At December 31,
In thousands of U.S. dollars	2018	2017
Accrued expenses to a related party port agent	$398	$35
Accrued expenses to SSM	287	—
Accrued expenses to a related party insurance broker	—	26
Accrued expenses to SCM	—	5
Accrued expenses to related parties	685	66

Suppliers	9,147	16,533
Accrued interest	9,202	13,078
Accrued short-term employee benefits	2,430	2,325
Accrued transaction costs relating to the Merger	—	34
Other accrued expenses	1,508	802
	$22,972	$32,838